Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Schedule of Expenses by Nature

(CAD$ in millions)	2020	2019
Employment-related costs:
Wages and salaries	$971	$1,057
Employee benefits and other wage-related costs	272	280
Bonus payments	128	207
Post-employment benefits and pension costs	124	105
	1,495	1,649
Transportation	1,378	1,476
Depreciation and amortization	1,510	1,619
Raw material purchases	715	974
Fuel and energy	697	881
Operating supplies consumed	620	743
Maintenance and repair supplies	648	742
Contractors and consultants	648	768
Overhead costs	268	277
Royalties	266	343
Other operating costs	62	45
	8,307	9,517
Adjusted for:
Capitalized production stripping costs	(499)	(680)
Change in inventory	81	52
Total cost of sales, general and administration, exploration and research and innovation expenses	$7,889	$8,889